Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Intangible assets other than goodwill
Impairment of intangible assets
Impairment loss (reversal of impairment loss)	$ (26)	$ 55
Launched products
Impairment of intangible assets
Impairment loss (reversal of impairment loss)	0	55
Medicines in development
Impairment of intangible assets
Impairment loss (reversal of impairment loss)	$ (9)	$ 0